Investment Objectives and Goals - Schwab 1000 Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Schwab 1000 Index® Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to match the total return of the Schwab 1000 Index®.